GW&K EQUITY FUND
LETTER TO SHAREHOLDERS                                          NOVEMBER 8, 2002
================================================================================

Dear Fellow Shareholders,

As our long-term shareholders know, Gannett Welsh & Kotler was acquired by The Bank of New York this past April. As of early October 2002, the Fund's new name is the BNY Hamilton Multi-Cap Equity Fund. We will continue to direct the holdings and the investment philosophy that drove the Fund for all of its past history has not changed.

The past twelve months was a very difficult environment for equity funds. At September 30, the GW&K Equity Fund had assets of $45 million, down from $75 million a year ago, with net redemptions amounting to $12 million for the past twelve months.

The Fund's total return (price change and reinvested distributions) for the year ending September 30, 2002, was -27.10%. The Standard & Poor's 500 Index declined by -20.49%, while the Russell 2000 Index of smaller companies had a -9.30% drop in value. Lipper Analytical Services has moved the Fund from the Multi-Cap Growth category to the Multi-Cap Core category. The average return for Multi-Cap Core funds was -20.38%. In that universe, the Fund's return placed us 330th out of the 410 funds, or in the 81st percentile. The Morningstar Growth and Income group showed an average return of -18.24%, placing your Fund in the 99th percentile.

For the past quarter, the Fund was down -21.54%, which compares with -17.28% and -21.40% for the S&P 500 and the Russell 2000 indices, respectively. Your Fund's quarterly return was in the 95th percentile of the Lipper Multi-Cap Core group and in the 97th percentile of the Morningstar Growth and Income funds.

In spite of the disappointing results for the past year, the Fund's 5-year record maintains our four star rating from Morningstar.

Virtually all equity investors have faced a challenging market over the past several years, and uncertainty still lingers. The economy is still meandering. The stock market is still reeling from the correction of the lofty valuations and expectations of prior years, corporate dishonesty, massive write downs, and still leveraged balance sheets in a number of industries. Terrorism and the possibility of war heighten the sense of unease, lowering investors' confidence.

To gain some perspective on this market, we have looked back at prior poor stock market periods. The length and severity of the current decline, and the recent test of the summer drop in stock prices is reminiscent of past bear markets. Interest rates are low which has coincided with higher price/earnings ratios. Corporate profits may be bottoming and beginning to rise. Nevertheless, we do not know exactly what the future will bring.

Accordingly, we will continue to manage the Fund's assets by focusing on the businesses we invest in and we are seeking opportunities to position the Fund to perform well. We have added a number of holdings to the Fund during the market's weakness taking advantage of more attractive prices. Our emphasis has been on companies with consistent sales and earnings histories and businesses that foster more of the same. We have dropped stocks of companies with too much leverage or less certain revenue growth. We think we have significantly upgraded the quality of the earnings the portfolio positions will produce. We will remain diversified among growth and value stocks, we will include mid-cap and small cap holdings, and we will hold some cash to dampen volatility.

We thank you for your loyalty to the Fund during the past few difficult years and look forward to providing satisfactory reports to our shareholders in the future.

Sincerely,

Edward B. White, CFA, CIC
GW&K Equity Fund
Portfolio Manager

                                GW&K EQUITY FUND

    Comparison of the Change in Value since September 30, 1992* of a $10,000 Investment in the GW&K Equity Fund, the S&P 500 Index and the Russell 2000 Index

                                [GRAPHIC OMITTED]

              GW&K EQUITY FUND                              $23,643
              S&P 500 INDEX                                 $23,138
              RUSSELL 2000 INDEX                            $21,610

                        ---------------------------------
                                GW&K EQUITY FUND
                          AVERAGE ANNUAL TOTAL RETURNS

                        1 YEAR                    (27.10)%
                        5 YEARS                    (1.94)%
                        SINCE INCEPTION*            8.74%
                        ---------------------------------

            Past performance is not predictive of future performance.

*Combines the performance of the Fund, since its commencement of operations on December 10, 1996, and the performance of GW&K Equity Fund, L.P. for periods prior to December 10, 1996. It should be noted that: (1) the Fund's quoted performance data includes performance for periods before the Fund's registration statement became effective; (2) the Fund was not registered under the Investment Company Act of 1940 (the 1940 Act) during such periods and, therefore, was not subject to certain investment restrictions imposed by the 1940 Act; and (3) if the Fund had been registered under the 1940 Act during such periods, performance may have been adversely affected.

The average annual total returns shown above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions on the redemption of Fund shares.

GW&K EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2002
================================================================================
ASSETS
Investments in securities:
   At cost ...................................................     $ 46,759,058
                                                                   ============

   At market value ...........................................     $ 43,842,940
Dividends receivable .........................................           24,567
Receivable for securities sold ...............................        1,842,593
Receivable for capital shares sold ...........................           13,335
Receivable from Adviser ......................................           45,172
Other assets .................................................            8,018
                                                                   ------------
   TOTAL ASSETS ..............................................       45,776,625
                                                                   ------------

LIABILITIES
Payable for capital shares redeemed ..........................          123,093
Payable for securities purchased .............................          368,445
Payable to affiliates ........................................           11,481
Other accrued expenses and liabilities .......................           95,643
                                                                   ------------
   TOTAL LIABILITIES .........................................          598,662
                                                                   ------------

NET ASSETS ...................................................     $ 45,177,963
                                                                   ============

Net assets consist of:
Paid-in capital ..............................................     $ 59,680,170
Accumulated net realized losses from security transactions ...      (11,586,089)
Net unrealized depreciation on investments ...................       (2,916,118)
                                                                   ------------
Net assets ...................................................     $ 45,177,963
                                                                   ============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) ................        5,040,612
                                                                   ============

Net asset value, offering price and redemption
   price per share ...........................................     $       8.96
                                                                   ============

See accompanying notes to financial statements.

GW&K EQUITY FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2002
================================================================================
INVESTMENT INCOME
   Dividends ...............................................       $    831,478
                                                                   ------------

EXPENSES
   Investment advisory fees ................................            687,549
   Professional fees .......................................             84,512
   Distribution expenses ...................................             73,722
   Administration fees .....................................             70,896
   Custodian fees ..........................................             41,525
   Reports to shareholders .................................             33,143
   Insurance expenses ......................................             31,776
   Accounting services fees ................................             29,500
   Trustees' fees and expenses .............................             22,627
   Registration fees .......................................             20,356
   Postage and supplies ....................................             13,000
   Transfer agent fees .....................................             12,196
   Pricing fees ............................................              6,862
   Organization expenses ...................................                559
                                                                   ------------
      TOTAL EXPENSES .......................................          1,128,223
   Fees waived by the Adviser ..............................           (268,764)
                                                                   ------------
      NET EXPENSES .........................................            859,459
                                                                   ------------

NET INVESTMENT LOSS ........................................            (27,981)
                                                                   ------------

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
   Net realized losses from security transactions ..........         (7,055,375)
   Net change in unrealized appreciation/
      depreciation on investments ..........................        (10,783,553)
                                                                   ------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS ..........        (17,838,928)
                                                                   ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS .................       $(17,866,909)
                                                                   ============

See accompanying notes to financial statements.

GW&K EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
========================================================================================
                                                               YEAR            YEAR
                                                              ENDED            ENDED
                                                             SEPT. 30,        SEPT. 30,
                                                               2002             2001
----------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss ................................    $    (27,981)    $    (38,803)
   Net realized losses from security transactions .....      (7,055,375)      (4,480,422)
   Net change in unrealized appreciation/
      depreciation on investments .....................     (10,783,553)     (33,082,213)
                                                           ------------     ------------
Net decrease in net assets from operations ............     (17,866,909)     (37,601,438)
                                                           ------------     ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net realized gains ..............              --      (11,526,155)
                                                           ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ..........................       8,555,917       23,430,558
   Net asset value of shares issued in reinvestment
      of distributions to shareholders ................              --       11,278,817
   Payments for shares redeemed .......................     (20,820,299)     (10,191,565)
                                                           ------------     ------------
Net increase (decrease) in net assets
   from capital share transactions ....................     (12,264,382)      24,517,810
                                                           ------------     ------------

TOTAL DECREASE IN NET ASSETS ..........................     (30,131,291)     (24,609,783)
                                                           ------------     ------------

NET ASSETS
   Beginning of year ..................................      75,309,254       99,919,037
                                                           ------------     ------------
   End of year ........................................    $ 45,177,963     $ 75,309,254
                                                           ============     ============

NUMBER OF SHARES
   Sold ...............................................         669,312        1,353,256
   Reinvested .........................................              --          698,444
   Redeemed ...........................................      (1,757,446)        (631,537)
                                                           ------------     ------------
   Net increase (decrease) in shares outstanding ......      (1,088,134)       1,420,163
   Shares outstanding, beginning of year ..............       6,128,746        4,708,583
                                                           ------------     ------------
   Shares outstanding, end of year ....................       5,040,612        6,128,746
                                                           ============     ============

See accompanying notes to financial statements.

GW&K EQUITY FUND
FINANCIAL HIGHLIGHTS
==============================================================================================================================
                                                       Year            Year            Year            Year            Year
                                                      Ended           Ended           Ended           Ended           Ended
                                                     Sept. 30,       Sept. 30,       Sept. 30,       Sept. 30,       Sept. 30,
                                                       2002            2001            2000            1999            1998
------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA FOR A SHARE
OUTSTANDING THROUGHOUT EACH YEAR:
Net asset value at beginning of year ...........    $    12.29      $    21.22      $    13.99      $    10.90      $    12.93
                                                    ----------      ----------      ----------      ----------      ----------

Income (loss) from investment operations:
   Net investment income (loss) ................         (0.01)          (0.01)          (0.02)          (0.01)           0.03
   Net realized and unrealized gains
      (losses) on investments ..................         (3.32)          (6.65)           7.64            3.13           (0.80)
                                                    ----------      ----------      ----------      ----------      ----------
Total from investment operations ...............         (3.33)          (6.66)           7.62            3.12           (0.77)
                                                    ----------      ----------      ----------      ----------      ----------

Less distributions:
   Dividends from net investment income ........            --              --              --           (0.02)          (0.04)
   Distributions from net realized gains .......            --           (2.27)          (0.39)          (0.01)          (1.22)
                                                    ----------      ----------      ----------      ----------      ----------
Total distributions ............................            --           (2.27)          (0.39)          (0.03)          (1.26)
                                                    ----------      ----------      ----------      ----------      ----------

Net asset value at end of year .................    $     8.96      $    12.29      $    21.22      $    13.99      $    10.90
                                                    ==========      ==========      ==========      ==========      ==========

RATIOS AND SUPPLEMENTAL DATA:

Total return ...................................      (27.10)%        (33.91)%          55.53%          28.62%         (5.99)%
                                                    ==========      ==========      ==========      ==========      ==========

Net assets at end of year (000's) ..............    $   45,178      $   75,309      $   99,919      $   61,441      $   47,184
                                                    ==========      ==========      ==========      ==========      ==========

Ratio of expenses to average net assets:
   Before expense reimbursements and waived fees         1.64%           1.39%           1.33%           1.36%           1.41%
   After expense reimbursements and waived fees          1.25%           1.25%           1.25%           1.25%           1.25%

Ratio of net investment income (loss)
   to average net assets .......................       (0.04)%         (0.04)%         (0.09)%         (0.08)%           0.27%

   Portfolio turnover rate .....................           29%             25%             38%             28%             30%

See accompanying notes to financial statements.

GW&K EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2002
================================================================================

1.   ORGANIZATION

The GW&K Equity Fund (the Fund) is a diversified series of shares of The Gannett Welsh & Kotler Funds (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 24, 1996. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of the Fund.

The Trust commenced operations on October 17, 1996, when shares of the Fund were issued at $10.00 per share to affiliates of Gannett Welsh & Kotler LLC (the Adviser), the Fund's investment adviser, in order to provide the initial capitalization of the Trust.

The Fund seeks long-term total return, from a combination of capital growth and growth of income, by investing in a diversified portfolio of equity securities.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

Security valuation - The Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). U.S. Government obligations, mortgage-backed securities and municipal obligations are generally valued at their most recent bid prices as obtained from one or more of the major market makers for such securities or are valued by an independent pricing service based on estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Portfolio securities traded on stock exchanges or quoted by Nasdaq are valued at the closing sales price or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by Nasdaq, are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures approved by and under the general supervision of the Board of Trustees.

Share valuation - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income - Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date.

Distributions to shareholders - Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the Fund. With respect to the Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Securities transactions - Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Organizational expenses - Expenses of organization, net of certain expenses paid by the Adviser, have been capitalized by the Fund and are being amortized on a straight-line basis over five years.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid during 2002 and 2001 was as follows.

--------------------------------------------------------------------------------
                                                   2002            2001
--------------------------------------------------------------------------------
Distributions paid from:
  Long-term capital gains ..........           $         --    $ 11,526,155
--------------------------------------------------------------------------------

Reclassification of capital accounts - The Fund reclassified net investment losses of $27,981 to paid-in capital on the Statement of Assets and Liabilities as of September 30, 2002. Such reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital account on a tax basis. Reclassifications result primarily from the difference in the tax treatment of net operating losses.

The following information is computed on a tax basis for each item as of September 30, 2002:

--------------------------------------------------------------------------------
Gross unrealized appreciation .........................            $  7,954,839
Gross unrealized depreciation .........................             (11,144,192)
                                                                   ------------
   Net unrealized depreciation ........................            $ (3,189,353)
                                                                   ------------
Post-October losses ...................................              (6,012,756)
Capital loss carryforward .............................              (5,300,098)
                                                                   ------------
   Accumulated deficit ................................            $(14,502,207)
                                                                   ------------
Federal income tax cost ...............................            $ 47,032,293
                                                                   ============
--------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and financial statement cost for the Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

As of September 30, 2002, the Fund had capital loss carryforwards for federal income tax purposes of $2,452,681 and $2,847,417 which expire September 30, 2009 and 2010, respectively. In addition, the Fund elected to defer until its subsequent tax year $6,012,756 of net realized capital losses incurred after October 31, 2001. These capital loss carryforwards and "post-October" losses may be utilized in future years to offset net realized capital gains, if any, prior to distribution to shareholders.

3.   INVESTMENT TRANSACTIONS

For the year ended  September 30, 2002,  the cost of purchases and proceeds from
sales  and   maturities  of  investment   securities,   other  than   short-term
investments, amounted to $18,009,102 and $23,517,257, respectively.

4.   TRANSACTIONS WITH AFFILIATES

The President and the Treasurer of the Trust are also principals of the Adviser. Certain other officers of the Trust are also officers of Integrated Fund Services, Inc. (IFS), the Trust's administrative services agent, shareholder servicing and transfer agent, and accounting services agent or IFS Fund Distributors, Inc. (the Underwriter), the Trust's principal underwriter.

ADVISORY AGREEMENT
The Fund's investments are managed by the Adviser pursuant to the terms of an Advisory Agreement. The Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets.

In order to reduce the operating expenses of the Fund for the year ended September 30, 2002, the Adviser voluntarily waived advisory fees of $268,764.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, IFS supplies executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. For these services, IFS receives a monthly fee based on the Fund's average daily net assets, subject to a minimum monthly fee.

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, IFS maintains the records for each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee based on the number of shareholder accounts, subject to a minimum monthly fee. In addition, the Fund pays IFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, IFS calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, IFS receives a monthly fee, based on current asset levels. In addition, the Fund pays IFS certain out-of-pocket expenses incurred by IFS in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT
Under the terms of an Underwriting Agreement, the Underwriter serves as principal underwriter for the Fund and, as such, is the exclusive agent for the distribution of shares of the Fund. For these services, the Underwriter receives a monthly fee. The Underwriter is an affiliate of IFS by reason of common ownership.

PLAN OF DISTRIBUTION
The Trust has a Plan of Distribution (the Plan) under which the Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of capital shares. The annual limitation for payment of such expenses under the Plan is 0.25% of the average daily net assets.

5.   ADOPTION OF NEW AUDIT GUIDE

The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, October 1, 2001. There was no material impact on results of operations or financial condition of the Fund upon adoption of the provisions of the Guide.

6.   SUBSEQUENT EVENT

On October 4, 2002, the Fund merged into the BNY Hamilton Multi-Cap Equity Fund, a separately designated series of the BNY Hamilton Funds, Inc.

GW&K EQUITY FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2002
================================================================================
                                                                       MARKET
   SHARES     COMMON STOCKS - 95.0%                                     VALUE
--------------------------------------------------------------------------------

              BASIC MATERIALS - 5.0%
   120,000    Universal Forest Products, Inc. ..................    $  2,258,400
                                                                    ------------

              CONSUMER, CYCLICAL - 15.4%
    40,000    BJ's Wholesale Club, Inc.* .......................    $    760,400
    80,000    DeVry, Inc.* .....................................       1,489,600
   100,000    Extended Stay America, Inc.* .....................       1,270,000
    66,000    Insight Communications Company, Inc.* ............         609,180
    35,000    Lowe's Companies, Inc. ...........................       1,449,000
    60,000    Standard Pacific Corp. ...........................       1,402,800
                                                                    ------------
                                                                    $  6,980,980
                                                                    ------------

              CONSUMER, NON-CYCLICAL - 14.1%
    30,000    General Mills, Inc. ..............................    $  1,332,600
    23,000    Merck & Co., Inc. ................................       1,051,330
    84,000    NCO Group, Inc.* .................................         963,480
    80,000    Panamerican Beverages, Inc. ......................         758,400
    30,000    PepsiCo, Inc. ....................................       1,108,500
    40,000    Pfizer, Inc. .....................................       1,160,800
                                                                    ------------
                                                                    $  6,375,110
                                                                    ------------
              ENERGY - 11.5%
   166,124    AES Corp.* .......................................    $    416,971
    45,000    Noble Energy, Inc. ...............................       1,528,650
    90,000    Questar Corp. ....................................       2,055,600
    30,000    Royal Dutch Petroleum Company ....................       1,205,100
                                                                    ------------
                                                                    $  5,206,321
                                                                    ------------
              FINANCIAL SERVICES - 16.7%
    50,000    Capital One Financial Corp. ......................    $  1,746,000
    45,000    Citigroup, Inc. ..................................       1,334,250
    12,500    M&T Bank Corp. ...................................         985,125
    33,000    MBIA, Inc. .......................................       1,318,350
    23,000    TCF Financial Corp. ..............................         973,590
    81,944    Travelers Property Casualty Corp. - Class A* .....       1,081,661
     3,994    Travelers Property Casualty Corp. - Class B* .....          54,040
                                                                    ------------
                                                                    $  7,493,016
                                                                    ------------
              HEALTH CARE PRODUCTS & SERVICES - 12.4%
    40,000    Bristol-Myers Squibb Company .....................    $    952,000
    25,000    Cardinal Health, Inc. ............................       1,555,000
    25,000    Charles River Laboratories International, Inc.* ..         981,250
    55,500    IMS, Health, Inc. ................................         830,835
    24,000    Johnson & Johnson ................................       1,297,920
                                                                    ------------
                                                                    $  5,617,005
                                                                    ------------

GW&K EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
                                                                       MARKET
   SHARES     COMMON STOCKS - 95.0% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------

              INDUSTRIAL - 4.8%
    28,000    Cintas Corp. .....................................    $  1,173,760
    40,000    General Electric Company .........................         986,000
                                                                    ------------
                                                                    $  2,159,760
                                                                    ------------

              TECHNOLOGY - 13.8%
    32,000    Analog Devices, Inc.* ............................    $    630,400
    70,000    Applied Materials, Inc.* .........................         808,500
    30,000    Cabot Microelectronics Corp.* ....................       1,117,200
    65,000    Cognex Corp.* ....................................         904,150
    35,000    Dell Computer Corp.* .............................         823,200
   102,000    iGATE Capital Corp.* .............................         277,440
   110,000    Oracle Corp.* ....................................         864,600
    55,000    VERITAS Software Corp.* ..........................         809,050
                                                                    ------------
                                                                    $  6,234,540
                                                                    ------------
              UTILITIES - 1.3%
    60,000    Reliant Energy, Inc. .............................    $    600,600
                                                                    ------------

              TOTAL COMMON STOCKS - 95.0% ......................    $ 42,925,732
                                                                    ------------

              WARRANTS - 0.0%
        34    Per-Se Technologies, Inc.* .......................    $       0(a)
                                                                    ------------

================================================================================
                                                                       MARKET
   SHARES     CASH EQUIVALENTS - 2.0%                                   VALUE
--------------------------------------------------------------------------------
   917,208    Merrimac Cash Fund - Institutional Class .........    $    917,208
                                                                    ------------

              TOTAL INVESTMENTS AT VALUE - 97.0%
              (Cost $46,759,058) ...............................    $ 43,842,940

              OTHER ASSETS IN EXCESS OF LIABILITIES - 3.0% .....       1,335,023
                                                                    ------------

              NET ASSETS - 100.0% ..............................    $ 45,177,963
                                                                    ============


* Non-income producing security.

(a) As of September 30, 2002, these warrants were valued at less than one dollar.

See accompanying notes to financial statements.

REPORT OF INDEPENDENT AUDITORS
================================================================================

To the Shareholders and
Board of Trustees of
Gannett Welsh & Kotler Funds

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the GW&K Equity Fund (the "Fund") of the Gannett Welsh & Kotler Funds as of September 30, 2002, the related statements of operations and changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and the financial highlights presented herein for each of the respective years or periods ended September 30, 2001 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on the statement of changes in net assets and financial highlights in their report dated October 12, 2001.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the GW&K Equity Fund of the Gannett Welsh & Kotler Funds, as of September 30, 2002, the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Cincinnati, Ohio
October 31, 2002

MANAGEMENT OF THE TRUST (UNAUDITED)

Listed in the charts below is basic information regarding the Trustees and officers of the Gannett Welsh & Kotler Funds (the Trust).

INTERESTED TRUSTEES:                                                                       Number of       Other
                                                                                           Portfolios in   Trusteeships
                           Position(s)                             Principal               Fund Complex    Held by Trustee
                           Held with       Term of Office1 and     Occupation(s)           Overseen by     Outside the
Name/Address/Age           Trust           Length of Time Served   During Last 5 yrs       Trustee         Fund Complex
----------------------------------------------------------------------------------------------------------------------------------
Harold G. Kotler, CFA2     President       Since Inception         President, Gannett          1           Mr. Kotler is a
222 Berkeley Street        and Trustee                             Welsh & Kotler LLC                      director of Steelpoint,
Boston, MA 02116                                                                                           a provider of
Age: 58                                                                                                    workflow and
                                                                                                           content-enabled
                                                                                                           business solutions.

1 Each Trustee is elected to serve in accordance with the Declaration of Trust and Bylaws of the Trust until his or her successor is duly elected and qualified.

2 Mr. Kotler is an "interested person" of the Trust as defined in the Investment Company Act of 1940, as amended, because of his relationship with Gannett Welsh & Kotler LLC Gannett Welsh & Kotler LLC serves as the investment adviser to the Fund.

DISINTERESTED TRUSTEES:                                                                    Number of       Other
                                                                                           Portfolios in   Trusteeships
                           Position(s)                             Principal               Fund Complex    Held by Trustee
                           Held with       Term of Office1 and     Occupation(s)           Overseen by     Outside the
Name/Address/Age           Trust           Length of Time Served   During Last 5 yrs       Trustee         Fund Complex
----------------------------------------------------------------------------------------------------------------------------------
Morton S. Grossman         Trustee         Since Inception         Chairman,                   1                N/A
c/o Gannett Welsh                                                  Grossman
& Kotler LLC                                                       Companies, Inc.,
222 Berkeley Street                                                a real estate
Boston, MA 02116                                                   management
Age: 78                                                            company.

Timothy P. Neher           Trustee         Since Inception         Vice Chairman,              1                N/A
c/o Gannett Welsh                                                  Continental
& Kotler LLC                                                       Cablevision, Inc., a
222 Berkeley Street                                                telecommunications
Boston, MA 02116                                                   company.
Age: 55

Josiah A. Spaulding, Jr.   Trustee         Since Inception         President and CEO,          1                N/A
c/o Gannett Welsh                                                  The Wang Center for
& Kotler LLC                                                       the Performing Arts,
222 Berkeley Street                                                a not-for-profit
Boston, MA 02116                                                   performing arts center.
Age: 50

Allan Tofias, CPA          Trustee         Since Inception         Retired Shareholder         1                N/A
c/o Gannett Welsh                                                  of Tofias Fleischman
& Kotler LLC                                                       Shapiro & Co., P.C.,
222 Berkeley Street                                                C.P.A.s and business
Boston, MA 02116                                                   consultants (1966 - 1997).
Age: 72

1 Each Trustee is elected to serve in accordance with the Declaration of Trust and Bylaws of the Trust until his or her successor is duly elected and qualified.

PRINCIPAL OFFICERS:                                                                        Number of       Other
                                                                                           Portfolios in   Trusteeships
                           Position(s)                             Principal               Fund Complex    Held by Trustee
                           Held with       Term of Office1 and     Occupation(s)           Overseen by     Outside the
Name/Address/Age           Trust           Length of Time Served   During Last 5 yrs       Trustee         Fund Complex
----------------------------------------------------------------------------------------------------------------------------------

Benjamin H. Gannett        Treasurer       Since Inception         Vice President and          N/A              N/A
222 Berkeley Street        (Mr. Gannett                            Treasurer, Gannett
Boston, MA 02116           was a Trustee                           Welsh & Kotler LLC
Age: 60                    from inception
                           of Trust until
                           April 23, 2002)

Irwin M. Heller, Esq.      Secretary       Since Inception         Member, Mintz, Levin,       N/A              N/A
c/o Gannett                                                        Cohn, Ferris, Glovsky,
Welsh & Kotler LLC                                                 & Popeo, PC, a law firm.
222 Berkeley Street
Boston, MA 02116
Age: 55

1 Each Trustee is elected to serve in accordance with the Declaration of Trust and By-Laws of the Trust until his or her successor is duly elected and qualified.

The Statement of Additional Information contains additional information about the Trustees and is available without charge upon request.

RESULTS OF SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)
On September 17, 2002, a Special  Meeting of  Shareholders  of the Fund was held
(1) to approve or disapprove an Agreement and Plan of Reorganization, (2) to approve or disapprove a new advisory agreement between the Fund and The Bank of New York and (3) to approve or disapprove a new sub-advisory agreement between The Bank of New York and Gannett Welsh & Kotler LLC. The total number of shares of the Fund present by proxy represented 62.2% of the shares entitled to vote at the meeting. Each of the matters submitted to shareholders was approved.

                           Number of Shares
                -----------------------------------
                    For        Against      Abstain
                -----------------------------------
Proposal (1)    3,037,266       5,188        2,538
Proposal (2)    3,253,390       5,188        2,538
Proposal (3)    3,253,390       5,188        2,538

CHANGE IN INDEPENDENT AUDITOR (UNAUDITED)
On September 10, 2002, Arthur Andersen LLP (Arthur Andersen) was dismissed as independent auditor of the Fund, and Ernst & Young LLP (Ernst & Young) was selected as the Fund's new independent auditor. The Fund's selection of Ernst &Young as its independent auditor was recommended by the Fund's Audit Committee and was approved by the Fund's Board of Trustees. Arthur Andersen's report on the Fund's financial statements for the fiscal year ended September 30, 2001 did not contain an adverse opinion or a disclaimer of opinion, and was not modified or qualified as to uncertainty, audit scope or accounting principles. During such fiscal year, and through the date of Arthur Andersen's dismissal, there were no disagreements between the Fund and Arthur Andersen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of Arthur Andersen, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such year.

================================================================================

THE GANNETT WELSH & KOTLER FUNDS
222 Berkeley Street                        GW&K      The
Boston, Massachusetts 02116                          Gannett
                                                     Welsh &
BOARD OF TRUSTEES                                    Kotler
Morton S. Grossman                                   Funds
Harold G. Kotler
Timothy P. Neher                           -------------------------------------
Josiah A. Spaulding, Jr.                              GW&K Equity Fund
Allan Tofias                               -------------------------------------

INVESTMENT ADVISER
GANNETT WELSH & KOTLER LLC
222 Berkeley Street
Boston, Massachusetts 02116
(617) 236-8900

TRANSFER AGENT
INTEGRATED FUND SERVICES, INC.
P.O. Box 5354
Cincinnati, Ohio 45201-5354                            Annual Report
                                                     September 30, 2002
SHAREHOLDER SERVICE
Nationwide: (Toll-Free) 888-GWK-FUND
                       (888-495-3863)

================================================================================